UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund : FABXX

This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$5,631,563,129
Number of Holdings	403
What did the Fund invest in?
(as of August 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.3
8-30	7.3
31-60	13.2
61-90	4.4
91-180	0.1
>180	5.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.5
Variable Rate Demand Notes (VRDNs) - 23.3
Commercial Paper - 19.4
Municipal Securities - 9.4
Net Other Assets (Liabilities) - 14.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914537.101    6958-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund Premium Class : FSPXX

This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$5,631,563,129
Number of Holdings	403
What did the Fund invest in?
(as of August 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.3
8-30	7.3
31-60	13.2
61-90	4.4
91-180	0.1
>180	5.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.5
Variable Rate Demand Notes (VRDNs) - 23.3
Commercial Paper - 19.4
Municipal Securities - 9.4
Net Other Assets (Liabilities) - 14.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914536.101    457-TSRS-1025

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund Institutional Class : FSBXX

This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$5,631,563,129
Number of Holdings	403
What did the Fund invest in?
(as of August 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.3
8-30	7.3
31-60	13.2
61-90	4.4
91-180	0.1
>180	5.0

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.5
Variable Rate Demand Notes (VRDNs) - 23.3
Commercial Paper - 19.4
Municipal Securities - 9.4
Net Other Assets (Liabilities) - 14.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914535.101    1868-TSRS-1025

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® California Municipal Money Market Fund

Semi-Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® California Municipal Money Market Fund
Schedule of Investments August 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 9.4%
	Principal Amount (a)	Value ($)
California - 9.4%
Education - 1.1%
California Edl Facs Auth Rev (Stanford University Proj.) 2.46% tender 5/5/2026 CP mode	29,400,000	29,400,000
California Edl Facs Auth Rev (Stanford University Proj.) 2.46% tender 5/5/2026 CP mode	1,200,000	1,200,000
California Edl Facs Auth Rev (Stanford University Proj.) 2.55% tender 9/23/2025 CP mode	17,000,000	17,000,000
University CA Revs Series 2017 AY, 5% 5/15/2026	2,795,000	2,836,054
University CA Revs Series 2024 BS, 5% 5/15/2026	300,000	303,778
University CA Revs Series 2024 BW, 5% 5/15/2026	140,000	141,842
University CA Revs Series 2024 BX, 5% 5/15/2026	3,340,000	3,384,358
University CA Revs Series 2024BT, 5% 5/15/2026	12,865,000	13,037,050
		67,303,082
Escrowed/Pre-Refunded - 0.1%
California Health Facilities Financing Authority 5% 11/15/2046 (Pre-refunded to 11/15/2025 at 100)	4,420,000	4,440,431
California Health Facilities Financing Authority Series 2016A, 5% 11/15/2041 (Pre-refunded to 11/15/2025 at 100)	775,000	778,492
California Health Facilities Financing Authority Series 2019 C, 5% tender 10/1/2039 (b)	865,000	866,538
		6,085,461
General Obligations - 7.3%
California St Pub Wks Brd Lse (State of California Proj.) 5% 11/1/2025	100,000	100,340
California St Pub Wks Brd Lse (State of California Proj.) Series 2015H, 5% 12/1/2025	295,000	296,387
California St Pub Wks Brd Lse (State of California Proj.) Series 2016C, 5% 11/1/2025	2,680,000	2,686,540
California St Pub Wks Brd Lse (State of California Proj.) Series 2016E, 5% 10/1/2025	425,000	425,734
California St Pub Wks Brd Lse (State of California Proj.) Series 2019C, 5% 11/1/2025	395,000	396,545
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 A, 5% 2/1/2026	1,000,000	1,009,527
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 B, 5% 5/1/2026	200,000	201,910
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 C, 5% 11/1/2025	585,000	586,985
California St Pub Wks Brd Lse (State of California Proj.) Series 2023 C, 5% 9/1/2025	270,000	270,000
California St Pub Wks Brd Lse (State of California Proj.) Series 2023B, 5% 12/1/2025	2,050,000	2,061,686
California St Pub Wks Brd Lse (State of California Proj.) Series 2024C, 5% 9/1/2025	26,360,000	26,360,001
California St Pub Wks Brd Lse (State of California Proj.) Series B, 5% 10/1/2025	1,840,000	1,842,385
Los Angeles Cnty Calif TRAN Series 2025 26 A, 5% 6/30/2026	110,000,000	111,929,315
Los Angeles Unified School District/CA Series 2016A, 5% 7/1/2026	300,000	300,000
Riverside Cnty CA TRAN Series 2025, 5% 6/30/2026	40,800,000	41,559,268
State of California Gen. Oblig. 3% 3/1/2026	600,000	600,930
State of California Gen. Oblig. 4% 10/1/2025	535,000	535,495
State of California Gen. Oblig. 4% 9/1/2025	325,000	325,000
State of California Gen. Oblig. 5% 10/1/2025	3,030,000	3,035,089
State of California Gen. Oblig. 5% 10/1/2025	1,720,000	1,723,257
State of California Gen. Oblig. 5% 10/1/2025	500,000	500,886
State of California Gen. Oblig. 5% 10/1/2025	380,000	380,611
State of California Gen. Oblig. 5% 10/1/2025	100,000	100,160
State of California Gen. Oblig. 5% 11/1/2025	72,805,000	73,030,902
State of California Gen. Oblig. 5% 11/1/2025	1,275,000	1,279,894
State of California Gen. Oblig. 5% 11/1/2025	1,000,000	1,003,558
State of California Gen. Oblig. 5% 12/1/2025	5,415,000	5,439,785
State of California Gen. Oblig. 5% 3/1/2026	30,000,000	30,323,821
State of California Gen. Oblig. 5% 4/1/2026	19,595,000	19,862,066
State of California Gen. Oblig. 5% 4/1/2026	13,340,000	13,486,804
State of California Gen. Oblig. 5% 9/1/2025	15,100,000	15,100,000
State of California Gen. Oblig. 5% 9/1/2025	12,375,000	12,375,000
State of California Gen. Oblig. 5% 9/1/2025	5,695,000	5,695,000
State of California Gen. Oblig. 5% 9/1/2025	5,050,000	5,050,000
State of California Gen. Oblig. 5% 9/1/2025	600,000	600,000
State of California Gen. Oblig. 5% 9/1/2025	275,000	275,000
State of California Gen. Oblig. Series 2016, 5% 9/1/2025	150,000	150,000
State of California Gen. Oblig. Series 2016A, 5% 9/1/2025	520,000	520,000
State of California Gen. Oblig. Series 2016B, 4% 9/1/2025	450,000	450,000
State of California Gen. Oblig. Series 2016B, 5% 9/1/2025	125,000	125,000
State of California Gen. Oblig. Series 2017, 4% 11/1/2025	350,000	350,757
State of California Gen. Oblig. Series 2017, 5% 11/1/2025	1,490,000	1,494,564
State of California Gen. Oblig. Series 2024, 5% 9/1/2025	20,265,000	20,265,000
State of California Gen. Oblig. Series B, 5% 9/1/2025	495,000	495,000
		404,600,202
Health Care - 0.7%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2025	150,000	150,695
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2025	1,300,000	1,304,505
California Hlth Facs Fin Auth (Stanford Healthcare Proj.) 3.2% tender 9/19/2025 CP mode (b)	42,050,000	42,050,000
Univ CA Regts Med Ctr Pooled Rev Series 2016L, 4% 5/15/2026	250,000	251,333
		43,756,533
Transportation - 0.2%
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 5% 4/1/2026	360,000	364,205
Bay Area Toll Auth CA Bridge Rev Series 2023 F1, 5% 4/1/2026	755,000	763,994
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	2,020,000	2,045,097
Los Angeles CA Dept Arpts Rev 5% 5/15/2026	750,000	759,752
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	95,000	96,466
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2026 (c)	100,000	100,865
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2026 (c)	250,000	252,594
Los Angeles CA Dept Arpts Rev Series 2021 D, 5% 5/15/2026 (c)	445,000	450,610
Los Angeles CA Dept Arpts Rev Series 2022 H, 5% 5/15/2026 (c)	445,000	449,673
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2026 (c)	1,185,000	1,207,212
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	1,800,000	1,819,039
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017D, 5% 5/1/2026 (c)	755,000	763,626
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2026 (c)	795,000	804,551
		9,877,684
TOTAL CALIFORNIA		531,622,962
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.98% tender 1/15/2047 (b)(d)	1,800,000	1,800,000
TOTAL MUNICIPAL SECURITIES (Cost $533,422,962)		533,422,962

Tender Option Bond - 33.5%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.93% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	639,000	639,000
California - 33.3%
Adventist Hlth CA Participating VRDN 2.73% 3/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	30,000,000	30,000,000
CA Hlth Auth Rev Participating VRDN Series 2022 015, 2.98% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	8,800,000	8,800,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN 2.75% 2/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	9,910,000	9,910,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN 3.75% 2/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	18,665,000	18,665,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2023 XM1111, 3.75% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	7,500,000	7,500,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2024 XG0584, 2.75% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	1,410,000	1,410,000
California Cmnty Choice Fing Auth Clean Energy Proj Rev Participating VRDN Series 2025 XM1305, 3.75% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	14,725,000	14,725,000
California Cmnty Choice Fing Auth Participating VRDN 3.75% 3/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)(f)	30,270,000	30,270,000
California Cmnty Choice Fing Auth Participating VRDN 3.75% 3/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)(f)	8,000,000	8,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2023 XF1635, 2.75% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	6,715,000	6,715,000
California Cmnty Choice Fing Auth Participating VRDN Series 2023 XF1681, 3.75% 11/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	14,000,000	14,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2023 XM1138, 2.75% 5/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,000,000	4,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XL0628, 2.75% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,250,000	5,250,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1271, 3.75% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	8,000,000	8,000,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1272, 3.75% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	12,750,000	12,750,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1273, 3.75% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	8,180,000	8,180,000
California Cmnty Choice Fing Auth Participating VRDN Series 2025 XM1277, 3.75% 8/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	8,000,000	8,000,000
California Health Facilities Financing Authority Participating VRDN Series 2017 XF2467, 2.76% 11/1/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	6,000,000	6,000,000
California Health Facilities Financing Authority Participating VRDN Series 2023 XF1527, 2.71% 8/15/2048 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,335,000	5,335,000
California Health Facilities Financing Authority Participating VRDN Series 2023 XF3092, 2.75% 8/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,925,000	7,925,000
California Health Facilities Financing Authority Participating VRDN Series 2023 YX1312, 2.75% 11/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,695,000	10,695,000
California Health Facilities Financing Authority Participating VRDN Series 2025 XX1396, 3.8% 8/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,105,000	3,105,000
California Multi Fam Hsg Rev Participating VRDN 2.94% 8/27/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	8,030,000	8,030,000
California Multi Fam Hsg Rev Participating VRDN 2.94% 8/6/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)(g)	7,320,000	7,320,000
California Mun Fin Auth Lease Rev Participating VRDN 2.74% 6/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	10,000,000	10,000,000
California St Pub Wks Brd Lse Participating VRDN 2.76% 11/1/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,130,000	4,130,000
California St Pub Wks Brd Lse Participating VRDN Series 2022 YX1191, 2.75% 5/1/2039 (Liquidity Facility Barclays Bank PLC) (b)(e)	28,515,000	28,515,000
California St Univ Rev Participating VRDN 2.75% 11/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,875,000	1,875,000
California St Univ Rev Participating VRDN 2.75% 11/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,475,000	5,475,000
California St Univ Rev Participating VRDN Series 2022 XM1000, 3.65% 11/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	9,525,000	9,525,000
California St Univ Rev Participating VRDN Series 2024 XG0587, 2.75% 11/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(e)	1,800,000	1,800,000
California St Univ Rev Participating VRDN Series 2025 XF8000, 3.65% 11/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	8,000,000	8,000,000
California St Univ Rev Participating VRDN Series 2025 XF8001, 3.83% 11/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(e)	4,935,000	4,935,000
California St Univ Rev Participating VRDN Series 2025 XL0687, 3.83% 11/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,000,000	5,000,000
California St Univ Rev Participating VRDN Series 2025 XM1298, 3.65% 11/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,000,000	4,000,000
California St Univ Rev Participating VRDN Series 2025 YX1417, 2.75% 11/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,790,000	2,790,000
California St Univ Rev Participating VRDN Series 2025 ZF1999, 2.75% 11/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,335,000	3,335,000
California St Univ Rev Participating VRDN Series 2025 ZF2000, 2.75% 11/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(e)	3,175,000	3,175,000
California St Univ Rev Participating VRDN Series 2025 ZF3415, 2.75% 11/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,000,000	2,000,000
California St Univ Rev Participating VRDN Series 2025 ZL0649, 2.75% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	20,235,000	20,235,000
California Statewide Cmntys Dev Auth Rev Participating VRDN Series 2024 BAML5060, 3.83% 12/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(e)	45,875,000	45,875,000
Central Valley CA Energy Auth Participating VRDN Series 2025 XL0578, 2.75% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	12,635,000	12,635,000
Central Valley CA Energy Auth Participating VRDN Series 2025 XM1303, 3.75% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	16,520,000	16,520,000
Chino Valley CA Uni Sch Dist Participating VRDN Series 2023 XF1661, 2.74% 8/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,175,000	3,175,000
CommonSpirit Health CA Participating VRDN Series 2022 MIZ9102, 2.93% 3/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	22,705,000	22,705,000
CommonSpirit Health CA Participating VRDN Series 2023 007, 2.98% 3/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	90,010,000	90,010,000
CommonSpirit Health CA Participating VRDN Series 2024 MIZ9190, 2.96% 10/8/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	33,250,000	33,250,000
East Bay CA Mun Util Dist Wtr Sys Rev Participating VRDN Series 2025 XF1956, 3.88% 6/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,250,000	2,250,000
Folsom-Cordova CA Sch Fac Impr Dist Participating VRDN 3.8% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,065,000	4,065,000
Foothill Eastern CA Trans Auth Rev Participating VRDN Series 2019 XG0243, 2.71% 1/15/2046 (Liquidity Facility Bank of America, N.A.) (b)(e)	8,130,000	8,130,000
Long Beach CA Uni Sch Dist Participating VRDN Series 2023 XG0478, 2.79% 8/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,465,000	4,465,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.71% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	11,025,000	11,025,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.74% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,000,000	3,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.75% 5/15/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	6,380,000	6,380,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.78% 5/15/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	15,000,000	15,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN 2.78% 5/15/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	1,535,000	1,535,000
Los Angeles CA Dept Arpts Rev Participating VRDN 3.7% 5/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,000,000	4,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2018 XF0675, 2.76% 5/15/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	6,145,000	6,145,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2018 XX1082, 2.76% 5/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	980,000	980,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2019 XG0232, 2.77% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	17,700,000	17,700,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2021 XF1249, 2.76% 5/15/2040 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	3,195,000	3,195,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XF1368, 2.76% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,250,000	2,250,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XF1373, 2.76% 5/15/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,665,000	1,665,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 XM1023, 2.81% 5/15/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(e)	5,600,000	5,600,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2022 YX1229, 2.76% 5/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	13,960,000	13,960,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 XF1584, 2.76% 5/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,000,000	4,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 XG0476, 3.65% 5/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	13,440,000	13,440,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 XX1308, 2.76% 5/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,500,000	7,500,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 ZF1673, 2.76% 5/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,200,000	2,200,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2023 ZL0519, 2.76% 5/15/2042 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	2,850,000	2,850,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XF1918, 2.76% 5/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	9,105,000	9,105,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XF3335, 3.8% 5/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,400,000	4,400,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XL0606, 3.8% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	14,955,000	14,955,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XL0619, 3.65% 5/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,250,000	5,250,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XL0636, 3.85% 5/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	4,000,000	4,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XL0643, 3.85% 5/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	3,570,000	3,570,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XM1260, 3.7% 5/15/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,110,000	4,110,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XX1383, 2.76% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	6,000,000	6,000,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XX1385, 2.76% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	13,690,000	13,690,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 XX1386, 3.8% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,750,000	3,750,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3336, 2.76% 5/15/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	6,455,000	6,455,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3337, 2.76% 5/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	9,375,000	9,375,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3353, 2.76% 5/15/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	1,875,000	1,875,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3363, 2.76% 5/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	7,210,000	7,210,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3389, 2.78% 5/15/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	2,010,000	2,010,000
Los Angeles CA Dept Arpts Rev Participating VRDN Series 2025 ZF3410, 2.76% 5/15/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	3,330,000	3,330,000
Los Angeles CA Hbr Dept Rev Participating VRDN Series 2019 XF0761, 2.74% 8/1/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,500,000	1,500,000
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Participating VRDN 2.74% 7/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,800,000	2,800,000
Los Angeles Cnty CA Pub Wks Participating VRDN 2.74% 12/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	3,970,000	3,970,000
Los Angeles Cnty Calif Facs Inc Lease Rev Participating VRDN 2.76% 12/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	7,500,000	7,500,000
Los Angeles Cnty Calif Facs Inc Lease Rev Participating VRDN Series 2022 XF1376, 2.71% 12/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(e)	5,000,000	5,000,000
Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 3.03% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)(f)	52,800,000	52,800,000
Los Angeles Multi Fam Hsg Participating VRDN Series 2025 BAML5065, 2.79% 11/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(e)	39,000,000	39,000,000
Los Angeles Unified School District/CA Participating VRDN 2.73% 7/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	4,950,000	4,950,000
Los Angeles Unified School District/CA Participating VRDN 2.74% 7/1/2048 (Liquidity Facility Citibank NA) (b)(e)	19,250,000	19,250,000
Los Angeles Unified School District/CA Participating VRDN Series 2023 ZF3187, 2.74% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,535,000	5,535,000
M-S-R Energy Auth CA Participating VRDN Series 2025 XF1900, 2.75% 11/1/2034 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	5,385,000	5,385,000
North Orange Cnty Calif Cmnty College Dist Gen. Oblig. Participating VRDN Series 2022 XX1239, 2.75% 8/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,000,000	10,000,000
Palmdale Calif Sch Dist Participating VRDN 3.8% 8/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,800,000	5,800,000
River Islands CA PFA Cmty Facs Dist Participating VRDN Series 2024 MIZ9188, 2.96% 9/19/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	47,500,000	47,500,000
River Islands Pub Fing Auth Participating VRDN 2.96% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	52,200,000	52,200,000
Riverside Cnty CA Trans Toll Rev Participating VRDN Series 2021 XG0341, 2.71% 6/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(e)	15,000,000	15,000,000
Sacramento CA Hsg Auth Participating VRDN Series 2024 MIZ9168, 2.8% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,770,000	2,770,000
Sacramento CA Participating VRDN Series 2022 XG0393, 2.76% 8/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,800,000	4,800,000
San Diego CA Comm Coll Dist Gen. Oblig. Participating VRDN Series 2025 XF1804, 3.65% 8/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	8,150,000	8,150,000
San Diego CA Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9198, 2.94% 11/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)(f)	42,395,000	42,395,000
San Diego CA Uni Sch Dist Participating VRDN 2.74% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,000,000	2,000,000
San Diego CA Uni Sch Dist Participating VRDN Series 2022 XF1386, 2.71% 7/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(e)	8,745,000	8,745,000
San Diego CA Uni Sch Dist Participating VRDN Series 2023 XF3150, 2.74% 7/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,400,000	5,400,000
San Diego CA Uni Sch Dist Participating VRDN Series 2025 CF7045, 2.76% 7/1/2047 (Liquidity Facility Citibank NA) (b)(e)	15,500,000	15,500,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XF1620, 2.78% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	3,160,000	3,160,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XZF1672, 2.83% 7/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	7,250,000	7,250,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 ZL0510, 2.78% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	13,860,000	13,860,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XF1950, 3.7% 7/1/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	6,365,000	6,365,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XL0637, 3.85% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	13,815,000	13,815,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XL0663, 3.85% 7/1/2040 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	20,800,000	20,800,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XM1302, 2.78% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	2,555,000	2,555,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 XX1390, 3.85% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	33,580,000	33,580,000
San Diego Cnty CA Reg Arpt Auth Arpt Rev Participating VRDN Series 2025 ZL0651, 2.78% 7/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	11,610,000	11,610,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN 2.79% 7/1/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(e)	3,935,000	3,935,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series 2022 XX1215, 2.76% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,500,000	7,500,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XF1515, 2.79% 7/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(e)	21,190,000	21,190,000
San Diego County Reg Arpt Auth Arpt Rev Participating VRDN Series 2023 XF3180, 2.76% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	8,000,000	8,000,000
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Participating VRDN Series 2022 XF1331, 2.76% 8/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,875,000	1,875,000
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Participating VRDN Series 2022 XG0381, 2.74% 8/1/2037 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,100,000	1,100,000
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Participating VRDN Series 2025 CF7035, 2.76% 8/1/2047 (Liquidity Facility Citibank NA) (b)(e)	15,000,000	15,000,000
San Francisco CA Arprt Rev Participating VRDN 2.75% 5/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	2,400,000	2,400,000
San Francisco CA Arprt Rev Participating VRDN Series 2019 XL0101, 2.76% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,185,000	4,185,000
San Francisco CA Arprt Rev Participating VRDN Series 2023 010, 3.8% 5/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,975,000	1,975,000
San Francisco CA Arprt Rev Participating VRDN Series 2025 XM1285, 2.75% 5/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	4,800,000	4,800,000
San Francisco CA Arpt Rev Participating VRDN 2.75% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	5,330,000	5,330,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.76% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	3,335,000	3,335,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 2.83% 5/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	2,300,000	2,300,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 3.7% 5/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,000,000	1,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 3.7% 5/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,835,000	2,835,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 3.7% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	16,815,000	16,815,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 3.8% 5/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	45,865,000	45,865,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 3.8% 5/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,800,000	3,800,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 3.8% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	7,795,000	7,795,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF1816, 2.76% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	9,430,000	9,430,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XF3297, 3.8% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	8,000,000	8,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XL0581, 3.7% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	5,775,000	5,775,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XL0582, 3.7% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,000,000	8,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XL0611, 3.7% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	3,120,000	3,120,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1204, 3.7% 5/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	14,000,000	14,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1266, 3.7% 5/1/2038 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	7,810,000	7,810,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1267, 3.7% 5/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,400,000	4,400,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1284, 3.7% 5/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,000,000	4,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XM1286, 3.7% 5/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,000,000	4,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XX1369, 3.8% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	16,935,000	16,935,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN Series 2025 XX1420, 3.8% 5/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,300,000	2,300,000
San Francisco CA Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9199, 2.8% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	80,200,000	80,200,000
San Francisco CA Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9200, 2.8% 11/1/2056 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	28,700,000	28,700,000
San Francisco CA Pub Util Comm Wstwtr Rev Participating VRDN 2.74% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,130,000	2,130,000
San Francisco CA Pub Util Comm Wstwtr Rev Participating VRDN Series 2025 XF3448, 2.73% 10/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,950,000	2,950,000
San Francisco CA Pub Util Comm Wstwtr Rev Participating VRDN Series 2025 ZL0626, 2.75% 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	8,895,000	8,895,000
San Francisco CA Pub Util Comm Wtr Rev Participating VRDN Series 2025 XF3450, 2.73% 11/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,675,000	4,675,000
San Francisco CA Pub Util Comm Wtr Rev Participating VRDN Series 2025 XM1276, 3.65% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,750,000	3,750,000
San Francisco CA Pub Util Comm Wtr Rev Participating VRDN Series 2025 ZL0653, 2.74% 11/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	10,000,000	10,000,000
San Francisco City & County Arpt Commission Intl Arpt Rev Participating VRDN 2.77% 5/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	1,675,000	1,675,000
San Joaquin Vly CA Clean Energy Auth Participating VRDN Series 2025 XF1881, 2.75% 1/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	4,175,000	4,175,000
San Jose CA Redev Agy Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9222, 2.94% 8/7/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)(f)	24,060,000	24,060,000
State of California Gen. Oblig. Participating VRDN 2.73% 9/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,500,000	2,500,000
State of California Gen. Oblig. Participating VRDN 2.74% 3/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,185,000	2,185,000
State of California Gen. Oblig. Participating VRDN 2.74% 9/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	12,340,000	12,340,000
State of California Gen. Oblig. Participating VRDN 2.76% 11/1/2042 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	1,705,000	1,705,000
State of California Gen. Oblig. Participating VRDN 2.76% 9/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,375,000	2,375,000
State of California Gen. Oblig. Series 2025 MS0038, 2.83% tender 3/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	15,000	15,000
Sutter Hlth CA Participating VRDN Series 2023 015, 2.98% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,670,000	5,670,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN 2.75% 5/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,625,000	5,625,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN 2.75% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,685,000	2,685,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2018 YX1097, 2.76% 5/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,750,000	3,750,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 XG0366, 2.76% 5/15/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,765,000	8,765,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 XX1201, 2.75% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,500,000	7,500,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 XX1206, 2.75% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	21,670,000	21,670,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 YX1200, 2.75% 5/15/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	12,285,000	12,285,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2022 YX1205, 2.76% 5/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,020,000	7,020,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN Series 2023 XF1624, 3.65% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	7,570,000	7,570,000
University CA Revs Participating VRDN 2.76% 5/15/2058 (Liquidity Facility Toronto Dominion Bank NA) (b)(e)	7,500,000	7,500,000
University CA Revs Participating VRDN Series 2022 008, 3.09% 5/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	9,335,000	9,335,000
University CA Revs Participating VRDN Series 2023 ZF3164, 2.75% 5/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(e)	16,000,000	16,000,000
University CA Revs Participating VRDN Series 2025 XF3315, 3.8% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,000,000	6,000,000
University CA Revs Participating VRDN Series 2025 XX1425, 2.75% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,835,000	2,835,000
TOTAL CALIFORNIA		1,870,255,000
Colorado - 0.2%
Colorado Health Facilities Auth Rev Participating VRDN Series 2023 017, 3.03% 12/1/2026 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,500,000	7,500,000
Guam - 0.0%
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev Participating VRDN Series 2025 1001, 3.13% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,200,000	1,200,000
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev Participating VRDN Series 2025 1002, 3.13% 7/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,200,000	1,200,000
TOTAL GUAM		2,400,000
Illinois - 0.0%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 3.03% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,030,000	1,030,000
Michigan,New York - 0.0%
Eastern MI University Rev Participating VRDN Series 2025 001, 2.98% 3/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,600,000	2,600,000
Oregon - 0.0%
Oregon St Facs Auth Rev Participating VRDN Series 2025 003, 3.03% 8/1/2026 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,600,000	2,600,000
TOTAL TENDER OPTION BOND (Cost $1,887,024,000)		1,887,024,000

Variable Rate Demand Note - 23.3%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 3.23% 8/1/2063 VRDN (b)(c)	14,600,000	14,600,000
Arizona - 0.2%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.93% 5/1/2029 VRDN (b)	2,500,000	2,500,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.96% 5/1/2029 VRDN (b)	6,400,000	6,400,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 2.96% 5/1/2029 VRDN (b)	1,150,000	1,150,000
TOTAL ARIZONA		10,050,000
California - 19.6%
Alameda Cnty CA Ida Indl Rev (Edward L Shimmon Inc Proj.) 2.71% 11/1/2026, LOC BNP Paribas SA VRDN (b)(c)	3,200,000	3,200,000
Bay Area Toll Auth CA Bridge Rev 2.66% 4/1/2045, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	2,860,000	2,860,000
Bay Area Toll Auth CA Bridge Rev 2.66% 4/1/2047, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	1,700,000	1,700,000
Bay Area Toll Auth CA Bridge Rev 3.3% 4/1/2059, LOC Toronto-Dominion Bank/NY VRDN (b)	1,550,000	1,550,000
Bay Area Toll Auth CA Bridge Rev Series 2007 A 2, 1.45% 4/1/2047, LOC PNC Bank NA VRDN (b)	40,000,000	40,000,000
Bay Area Toll Auth CA Bridge Rev Series 2024B, 1.55% 4/1/2059, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	36,750,000	36,750,000
Bay Area Toll Auth CA Bridge Rev Series 2024G, 2.15% 4/1/2059, LOC Bank of America NA VRDN (b)	55,585,000	55,585,000
Bay Area Toll Auth CA Bridge Rev Series C, 1.63% 4/1/2059, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	48,155,000	48,155,000
CA Pollution Conrol Fin Auth (Air Products & Chemicals Inc Proj.) 3.68% 3/1/2042 VRDN (b)	25,000,000	25,000,000
California Health Facilities Financing Authority (El Camino Hospital Proj.) Series 2025C, 3.35% 2/1/2055, LOC US Bank NA/Cincinnati OH VRDN (b)	4,240,000	4,240,000
California Hlth Facs Fin Auth (Commonspirit Health Proj.) 1.55% 3/1/2047, LOC Bank of Montreal/Chicago IL VRDN (b)	16,375,000	16,375,000
California Pcf Solid Wst Disp (Recology Proj.) Series 2018 A, 2.17% 9/1/2038, LOC Wells Fargo Bank NA VRDN (b)(c)(h)	36,915,000	36,909,193
California Pub Fin Auth Rev (Sharp Healthcare System, Ca Proj.) 1.4% 8/1/2054, LOC Royal Bank of Canada VRDN (b)	10,200,000	10,200,000
California Pub Fin Auth Rev (Sharp Healthcare System, Ca Proj.) 3.35% 8/1/2054, LOC Royal Bank of Canada VRDN (b)	18,685,000	18,685,000
California Stwide Cmnty Mf Rev (Affirmed Housing Group Proj.) 2.81% 8/1/2039, LOC Citibank NA VRDN (b)(c)	3,655,000	3,655,000
California Stwide Cmnty Mf Rev (Irvine Apartment Comm Lp Proj.) 3.4% 8/1/2034, LOC Wells Fargo Bank NA VRDN (b)(c)	16,000,000	16,000,000
California Stwide Cmnty Mf Rev (The Crossings Phase Ii Lp Proj.) 2.43% 7/15/2040, LOC Fannie Mae VRDN (b)(c)	2,900,000	2,900,000
California Stwide Cmnty Mf Rev (The Salvation Army San Francisco Silvercrest Lp Proj.) 1.84% 6/15/2037, LOC Fannie Mae VRDN (b)(c)	10,805,000	10,805,000
California Stwide Cmnty Mf Rev (Urban Housing Communities Llc Proj.) 2.26% 4/1/2038, LOC Citibank NA VRDN (b)(c)	5,230,000	5,230,000
Calleguas-Las Virgines Calif Pub Fing Auth Rev 2.18% 7/1/2037, LOC Wells Fargo Bank NA VRDN (b)	13,990,000	13,990,000
Emeryville CA Redev Agy Multif Amily Hsg Rev (Bay Street Housing Partners Lp Proj.) 2.72% 10/15/2036, LOC Fannie Mae VRDN (b)(c)	30,000,000	30,000,000
Irvine Ranch CA Wtr Dist Gen. Oblig. 1.58% 7/1/2035, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	1,470,000	1,470,000
Los Angeles CA Multifamily Rev (Colonia Corona Lp Proj.) 2.81% 12/1/2035, LOC Citibank NA VRDN (b)(c)	2,100,000	2,100,000
Orange Cnty CA Wtr Dist Rev Cert Part 2.65% 8/1/2042, LOC Bank of America NA VRDN (b)	18,260,000	18,260,000
Orange Cnty Calif Apt Dev Rev (Ladera Wng Llc Proj.) 2.43% 8/15/2034, LOC Fannie Mae VRDN (b)(c)	12,300,000	12,300,000
Orange Cnty Calif Apt Dev Rev (Wood Canyon Villas Lp Proj.) 2.43% 8/15/2031, LOC Fannie Mae VRDN (b)(c)	7,870,000	7,870,000
Riverside CA Ctfs Partn 2.15% 3/1/2037, LOC Bank of America NA VRDN (b)	58,290,000	58,290,000
San Diego Noble CT Apts (Park & Market Development Partners, Lp Proj.) 2.25% 6/1/2057, LOC Bank of America NA VRDN (b)	130,885,000	130,885,000
San Diego Noble CT Apts (Various Capital Projects) Series 2020 F, 2.25% 10/1/2060, LOC Mizuho Bank Ltd/New York NY VRDN (b)	2,250,000	2,250,000
San Francisco CA C&C Redev Mfh (A M Preservation Lp Proj.) 2.34% 12/1/2033, LOC Citibank NA VRDN (b)(c)	550,000	550,000
San Francisco CA C&C Redev Mfh (Mercy Housing California Xx Lp Proj.) 2.29% 12/1/2038, LOC Citibank NA VRDN (b)(c)	1,500,000	1,500,000
San Francisco CA C&C Redev Mfh (Notre Dame Housing Partners Lp Proj.) 2.3% 12/1/2033, LOC Citibank NA VRDN (b)(c)	5,840,000	5,840,000
San Jose Calif Mfhr (Almaden Lake Village Assoc Ltd Proj.) 2.72% 3/1/2032, LOC Fannie Mae VRDN (b)(c)	16,500,000	16,500,000
Santa Clara Cnty CA Fing Lease 1.87% 5/15/2035, LOC Bank of America NA VRDN (b)(g)	40,500,000	40,500,000
Santa Clara Valley CA Trans Auth Sales Tax Rev (Sta Clara Vly Tran 1976 Sls Tx Proj.) Series 2025 A 1, 1.58% 6/1/2055 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	22,055,000	22,055,000
Santa Cruz CA Redev Agy Mf Rev (1010 Pacific Investors L.P. Proj.) 2.26% 8/15/2035, LOC Fannie Mae VRDN (b)(c)	15,295,000	15,295,000
Santa Cruz CA Redev Agy Mf Rev (Santa Cruz Shaffer Road Investors L.P. Proj.) 2.26% 8/15/2035, LOC Fannie Mae VRDN (b)(c)	3,500,000	3,500,000
State of California Gen. Oblig. 1.32% 5/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	18,900,000	18,900,000
State of California Gen. Oblig. 1.5% 5/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	93,185,000	93,185,000
State of California Gen. Oblig. Series 2024 C 3, 2.2% 5/1/2048, LOC Bank of America NA VRDN (b)	62,820,000	62,820,000
State of California Gen. Oblig. Series 2024D, 1.55% 5/1/2050, LOC JPMorgan Chase Bank NA VRDN (b)	56,640,000	56,640,000
University CA Revs 2.66% 5/15/2048 VRDN (b)(g)	52,315,000	52,315,000
University CA Revs 2.7% 5/15/2048 VRDN (b)	21,125,000	21,125,000
University CA Revs 3.45% 5/15/2048 VRDN (b)	73,760,000	73,760,000
TOTAL CALIFORNIA		1,101,699,193
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.85% 10/1/2028 VRDN (b)	1,200,000	1,200,000
Florida - 1.4%
Bay Cny Fla Pcr (Florida Pwr & Lt Co Proj.) Series 2020, 2.9% 6/1/2050 VRDN (b)(c)	900,000	900,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.9% 12/1/2048 VRDN (b)(c)	3,700,000	3,700,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 3.05% 12/1/2046 VRDN (b)(c)	9,500,000	9,500,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.85% 5/1/2046 VRDN (b)(c)	2,300,000	2,300,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.9% 5/1/2054 VRDN (b)(c)	29,200,000	29,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.9% 5/1/2054 VRDN (b)(c)	31,400,000	31,400,000
TOTAL FLORIDA		77,000,000
Georgia - 0.1%
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.93% 11/1/2047 VRDN (b)(c)	7,600,000	7,600,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.9% 6/1/2049 VRDN (b)(c)	400,000	400,000
TOTAL GEORGIA		8,000,000
Indiana - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 3.05% 12/1/2038 VRDN (b)(c)	900,000	900,000
Iowa - 0.7%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.86% 7/1/2038 VRDN (b)(c)	14,500,000	14,500,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.9% 12/1/2047 VRDN (b)(c)	22,445,000	22,445,000
TOTAL IOWA		36,945,000
Kansas - 0.0%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.91% 9/1/2035 VRDN (b)	900,000	900,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.91% 9/1/2035 VRDN (b)	200,000	200,000
TOTAL KANSAS		1,100,000
Kentucky - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.45% 7/1/2060 VRDN (b)(c)	2,300,000	2,300,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 4.45% 8/1/2061 VRDN (b)(c)	11,950,000	11,950,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 4.25% 8/1/2061 VRDN (b)(c)	7,350,000	7,350,000
TOTAL KENTUCKY		21,600,000
North Carolina - 0.1%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 3.05% 11/1/2033 VRDN (b)(c)	6,900,000	6,900,000
South Carolina - 0.3%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.15% 3/1/2029 VRDN (b)(c)	5,630,000	5,630,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.15% 4/1/2031 VRDN (b)(c)	6,575,000	6,575,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 3.15% 8/1/2029 VRDN (b)(c)	3,400,000	3,400,000
TOTAL SOUTH CAROLINA		15,605,000
Tennessee - 0.0%
Loudon CO TN Idb Exmpt Fac Rv (Kimberly-Clark Corp Proj.) 2.9% 11/1/2034 VRDN (b)(c)	3,500,000	3,500,000
Texas - 0.1%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.06% 8/1/2038 VRDN (b)(c)	3,925,000	3,925,000
Wyoming - 0.1%
Converse Cnty Wyo Environmenta Impt Rev (Pacificorp Proj.) Series 1995, 3% 11/1/2025 VRDN (b)(c)	2,000,000	2,000,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 4.2% 11/1/2025 VRDN (b)(c)	6,000,000	6,000,000
TOTAL WYOMING		8,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,311,024,193)		1,311,024,193

Commercial Paper - 19.4%
	Yield (%) (i)	Principal Amount (a)	Value ($)
California St Univ Rev 2.65% 9/4/2025, LOC Wells Fargo Bank NA CP	2.65	5,599,000	5,599,000
City of Los Angeles CA Wastewater System Revenue 2.6% 9/23/2025, LOC TD Bank NA CP	2.60	15,000,000	15,000,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.68% 10/8/2025 (Liquidity Facility Bank of America NA) CP	2.68	31,200,000	31,200,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.75% 9/3/2025 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) CP	2.75	23,000,000	23,000,000
East Bay CA Mun Util Dist Wtr Sys Rev 2.77% 9/4/2025 (Liquidity Facility Bank of America NA) CP	2.77	28,800,000	28,800,000
Golden Gate Brdg & Hwy Dist CA 2.89% 9/23/2025 CP	2.89	9,625,000	9,625,000
Golden Gate Brdg & Hwy Dist CA 2.92% 9/25/2025 CP	2.92	16,800,000	16,800,000
Imperial CA Irr Dist Elec Rev 2.7% 9/10/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.70	15,000,000	15,000,000
Los Angeles CA Mun Imp Crp Lse 2.57% 11/5/2025, LOC Bank of America NA CP	2.57	20,000,000	20,000,000
Los Angeles CA Mun Imp Crp Lse 2.57% 11/5/2025, LOC Bank of America NA CP	2.57	3,797,000	3,797,000
Los Angeles CA Mun Imp Crp Lse 2.62% 10/2/2025, LOC BMO Bank NA CP	2.62	11,500,000	11,500,000
Los Angeles CA Mun Imp Crp Lse 2.7% 10/1/2025, LOC BMO Bank NA CP	2.70	10,000,000	10,000,000
Los Angeles CA Mun Imp Crp Lse 2.72% 9/3/2025, LOC BMO Bank NA CP	2.72	9,000,000	9,000,000
Los Angeles CA Mun Imp Crp Lse 2.77% 9/3/2025, LOC BMO Bank NA CP	2.77	5,000,000	5,000,000
Los Angeles Cnty CA Asset Lease 2.55% 9/11/2025, LOC Bank of America NA CP	2.55	27,000,000	27,000,000
Los Angeles Cnty CA Asset Lease 2.62% 9/11/2025, LOC US Bank NA/Cincinnati OH CP	2.62	15,388,000	15,388,000
Los Angeles Cnty CA Asset Lease 2.65% 10/2/2025, LOC Bank of America NA CP	2.65	24,968,000	24,968,000
Los Angeles Cnty CA Asset Lease 2.65% 10/2/2025, LOC Bank of Montreal/Chicago IL CP	2.65	23,000,000	23,000,000
Los Angeles Cnty CA Asset Lease 2.65% 10/2/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.65	6,000,000	6,000,000
Los Angeles Cnty CA Asset Lease 2.65% 9/11/2025, LOC Bank of America NA CP	2.65	40,000,000	40,000,000
Los Angeles Cnty CA Asset Lease 2.65% 9/11/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.65	8,000,000	8,000,000
Los Angeles Cnty CA Asset Lease 2.75% 10/2/2025, LOC Bank of Montreal/Chicago IL CP	2.75	11,750,000	11,750,000
Los Angeles Cnty CA Asset Lease 2.8% 9/3/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.80	6,950,000	6,950,000
Port of Oakland CA Port Rev 3.35% 10/14/2025, LOC Bank of America NA CP (c)	3.35	15,193,000	15,193,000
Port of Oakland CA Port Rev 3.35% 10/14/2025, LOC Bank of America NA CP (c)	3.35	2,342,000	2,342,000
San Francisco CA City & County Airports Commission International Airport Revenue 2.6% 11/4/2025, LOC Bank of America NA CP	2.60	6,900,000	6,900,000
San Francisco CA City & County Airports Commission International Airport Revenue 2.62% 11/4/2025, LOC Sumitomo Mitsui Banking Corp/New York CP (c)	2.62	65,000,000	65,000,000
San Francisco CA City & County Airports Commission International Airport Revenue 2.62% 11/6/2025, LOC Sumitomo Mitsui Banking Corp/New York CP (c)	2.62	10,000,000	10,000,000
San Francisco CA Pub Util Comm Power Rev 2.65% 10/7/2025, LOC Bank of America NA CP	2.65	2,290,000	2,290,000
San Francisco CA Pub Util Comm Power Rev 2.9% 9/4/2025, LOC Bank of America NA CP	2.90	45,865,000	45,865,000
San Jose Calif Fin Auth Rev 2.6% 11/14/2025, LOC TD Bank NA CP	2.60	10,350,000	10,350,000
Santa Clara Valley Water District Public Facilities Financing Corp 2.7% 10/2/2025, LOC Sumitomo Mitsui Banking Corp/New York CP	2.70	7,812,000	7,812,000
State of California 2.5% 10/1/2025, LOC Wells Fargo Bank NA CP	2.50	6,000,000	6,000,000
State of California 2.5% 9/4/2025, LOC US Bank NA/Cincinnati OH CP	2.50	50,000,000	50,000,000
State of California 2.55% 10/2/2025, LOC Royal Bank of Canada CP	2.55	41,495,000	41,495,000
State of California 2.55% 10/2/2025, LOC State Street Bank & Trust Co CP	2.55	20,500,000	20,500,000
State of California 2.55% 10/2/2025, LOC Toronto-Dominion Bank/NY CP	2.55	6,780,000	6,780,000
State of California 2.55% 11/3/2025, LOC Wells Fargo Bank NA CP	2.55	12,550,000	12,550,000
State of California 2.55% 11/4/2025, LOC Wells Fargo Bank NA CP	2.55	4,540,000	4,540,000
State of California 2.64% 11/20/2025, LOC Wells Fargo Bank NA CP	2.64	13,480,000	13,480,000
State of California 2.65% 11/18/2025, LOC Toronto-Dominion Bank/NY CP	2.65	20,000,000	20,000,000
State of California 2.75% 9/3/2025, LOC Wells Fargo Bank NA CP	2.75	5,915,000	5,915,000
State of California 2.9% 9/3/2025, LOC Wells Fargo Bank NA CP	2.90	14,935,000	14,935,000
University CA Revs 2.55% 9/9/2025 CP	2.55	15,000,000	15,000,000
University CA Revs 2.65% 9/11/2025 CP	2.65	10,000,000	10,000,000
University CA Revs 2.65% 9/12/2025 CP	2.65	15,000,000	15,000,000
University CA Revs 2.65% 9/12/2025 CP	2.65	5,000,000	5,000,000
University CA Revs 2.66% 9/22/2025 CP	2.66	11,000,000	11,000,000
University CA Revs 2.67% 10/1/2025 CP	2.67	16,000,000	16,000,000
University CA Revs 2.69% 9/12/2025 CP	2.69	20,000,000	20,000,000
University CA Revs 2.7% 10/1/2025 CP	2.70	11,000,000	11,000,000
University CA Revs 2.75% 9/24/2025 CP	2.75	25,500,000	25,500,000
University CA Revs 2.75% 9/25/2025 CP	2.75	17,500,000	17,500,000
University CA Revs 2.75% 9/25/2025 CP	2.75	15,000,000	15,000,000
University CA Revs 2.78% 9/18/2025 CP	2.78	15,000,000	15,000,000
University CA Revs 2.8% 10/1/2025 CP	2.80	15,000,000	15,000,000
University CA Revs 2.8% 9/10/2025 CP	2.80	15,000,000	15,000,000
University CA Revs 2.93% 10/7/2025 CP	2.93	36,000,000	36,000,000
University CA Revs 2.93% 9/17/2025 CP	2.93	28,000,000	28,000,000
University CA Revs 2.93% 9/19/2025 CP	2.93	10,000,000	10,000,000
University CA Revs 2.95% 10/7/2025 CP	2.95	20,000,000	20,000,000
University CA Revs 2.95% 10/9/2025 CP	2.95	15,000,000	15,000,000
University CA Revs 2.95% 9/4/2025 CP	2.95	15,000,000	15,000,000
University CA Revs 3.05% 9/25/2025 CP	3.05	2,000,000	2,000,000
University CA Revs 3.1% 9/4/2025 CP	3.10	15,000,000	15,000,000
Walnut Calif Energy Ctr Auth Rev 2.62% 10/20/2025, LOC Bank of America NA CP	2.62	17,331,000	17,331,000
TOTAL COMMERCIAL PAPER (Cost $1,093,655,000)			1,093,655,000

Money Market Funds - 11.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $656,276,376)	3.21	656,149,720	656,276,376

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $5,481,402,531)	5,481,402,531
NET OTHER ASSETS (LIABILITIES) - 2.7%	150,160,598
NET ASSETS - 100.0%	5,631,563,129

Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $305,840,000 or 5.4% of net assets.

(g)	A portion of the security sold on a delayed delivery basis.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,909,193 or 0.7% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
California Cmnty Choice Fing Auth Participating VRDN 3.75% 3/1/2056 (Liquidity Facility JP Morgan Chase Bank NA)	6/20/25	30,270,000

California Cmnty Choice Fing Auth Participating VRDN 3.75% 3/1/2056 (Liquidity Facility JP Morgan Chase Bank NA)	6/20/25	8,000,000

California Multi Fam Hsg Rev Participating VRDN 2.94% 8/27/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/28/25	8,030,000

California Multi Fam Hsg Rev Participating VRDN 2.94% 8/6/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/06/24	7,320,000

CommonSpirit Health CA Participating VRDN Series 2024 MIZ9190, 2.96% 10/8/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/09/24	33,250,000

Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 3.03% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/13/24	52,800,000

River Islands CA PFA Cmty Facs Dist Participating VRDN Series 2024 MIZ9188, 2.96% 9/19/2027 (Liquidity Facility Mizuho Capital Markets LLC)	9/19/24	47,500,000

River Islands Pub Fing Auth Participating VRDN 2.96% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/24	52,200,000

San Diego CA Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9198, 2.94% 11/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/04/24	42,395,000

San Jose CA Redev Agy Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9222, 2.94% 8/7/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/08/25 - 8/29/25	24,060,000

State of California Gen. Oblig. Series 2025 MS0038, 2.83% tender 3/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	4/10/25	15,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	801,575,808	984,447,249	1,129,746,681	11,022,685	-	-	656,276,376	656,149,720	22.4%
Total	801,575,808	984,447,249	1,129,746,681	11,022,685	-	-	656,276,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,825,126,155)	$4,825,126,155
Fidelity Central Funds (cost $656,276,376)	656,276,376

Total Investment in Securities (cost $5,481,402,531)		$5,481,402,531
Cash		112,423
Receivable for securities sold on a delayed delivery basis		71,000,000
Receivable for fund shares sold		81,839,918
Interest receivable		27,339,751
Distributions receivable from Fidelity Central Funds		1,556,340
Receivable from investment adviser for expense reductions		144,627
Other receivables		202
Total assets		5,663,395,792
Liabilities
Payable for investments purchased	$12,420,000
Payable for fund shares redeemed	17,188,216
Distributions payable	984,861
Accrued management fee	927,795
Other affiliated payables	311,791
Total liabilities		31,832,663
Net Assets		$5,631,563,129
Net Assets consist of:
Paid in capital		$5,631,355,476
Total accumulated earnings (loss)		207,653
Net Assets		$5,631,563,129

Net Asset Value and Maximum Offering Price
Fidelity California Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($60,466,370 ÷ 60,483,915 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($3,793,394,609 ÷ 3,790,496,500 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,777,702,150 ÷ 1,776,397,339 shares)		$1.00
Statement of Operations
Six months ended August 31, 2025 (Unaudited)
Investment Income
Interest		$62,513,356
Income from Fidelity Central Funds		11,022,685
Total income		73,536,041
Expenses
Management fee	$5,650,228
Transfer agent fees	1,894,769
Total expenses before reductions	7,544,997
Expense reductions	(939,366)
Total expenses after reductions		6,605,631
Net Investment income (loss)		66,930,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,560
Total net realized gain (loss)		10,560
Net increase in net assets resulting from operations		$66,940,970
Statement of Changes in Net Assets

	Six months ended August 31, 2025 (Unaudited)	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,930,410	$140,811,832
Net realized gain (loss)	10,560	4,336
Net increase in net assets resulting from operations	66,940,970	140,816,168
Distributions to shareholders	(66,924,894)	(140,798,303)

Share transactions - net increase (decrease)	12,964,373	1,374,491,650
Total increase (decrease) in net assets	12,980,449	1,374,509,515

Net Assets
Beginning of period	5,618,582,680	4,244,073,165
End of period	$5,631,563,129	$5,618,582,680

Financial Highlights
Fidelity® California Municipal Money Market Fund

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023 B
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) C	.011	.026	.026	.009
Net realized and unrealized gain (loss) D	-	-	-	-
Total from investment operations	.011	.026	.026	.009
Distributions from net investment income	(.011)	(.026)	(.026)	(.009)
Distributions from net realized gain	-	-	-	- D
Total distributions	(.011)	(.026)	(.026)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return E,F	1.10%	2.64%	2.66%	.89%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.42 % I	.42%	.42%	.42% I
Expenses net of all reductions, if any	.42% I	.42%	.42%	.42% I
Net investment income (loss)	2.17% I	2.58%	2.63%	2.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$60,466	$75,808	$24,826	$11,416

AFor the year ended February 29.
BFor the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.0005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
Fidelity® California Municipal Money Market Fund Institutional Class

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.012	.028	.029	.014	- C	.003
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.012	.028	.029	.014	- C	.003
Distributions from net investment income	(.012)	(.028)	(.029)	(.014)	- C	(.003)
Distributions from net realized gain	-	-	-	- C	-	- C
Total distributions	(.012)	(.028)	(.029)	(.014)	- C	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.21%	2.87%	2.89%	1.38%	.01%	.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20 % H	.20%	.20%	.20%	.09%	.18%
Expenses net of all reductions, if any	.20% H	.20%	.20%	.20%	.09%	.18%
Net investment income (loss)	2.38% H	2.80%	2.85%	1.57%	.01%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$3,793,395	$3,836,421	$2,669,861	$2,340,366	$1,523,119	$1,963,371

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® California Municipal Money Market Fund Premium Class

	Six months ended August 31, 2025 (Unaudited)	Years ended February 28, 2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.012	.027	.028	.013	- C	.002
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.012	.027	.028	.013	- C	.002
Distributions from net investment income	(.012)	(.027)	(.028)	(.013)	- C	(.002)
Distributions from net realized gain	-	-	-	- C	-	- C
Total distributions	(.012)	(.027)	(.028)	(.013)	- C	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.16%	2.77%	2.79%	1.28%	.01%	.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.30% H	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30 % H	.30%	.30%	.30%	.09%	.22%
Expenses net of all reductions, if any	.30% H	.30%	.30%	.30%	.09%	.22%
Net investment income (loss)	2.29% H	2.70%	2.75%	1.47%	.01%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,777,702	$1,706,354	$1,549,386	$1,625,879	$445,862	$513,433

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2025

1. Organization.
Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity California Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$59,465
Gross unrealized depreciation	(59,465)
Net unrealized appreciation (depreciation)	$-
Tax cost	$5,481,402,531

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(12,155)
Long-term	-
Total capital loss carryforward	$(12,155)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity California Municipal Money Market Fund	63,007.22
Institutional Class	964,712.05
Premium Class	867,050.10
	1,894,769

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Money Market Fund	26,775,000	8,500,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $936,475.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,891.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2025	Year ended February 28, 2025
Fidelity California Municipal Money Market Fund
Distributions to shareholders
Fidelity California Municipal Money Market Fund	$631,345	$1,144,469
Institutional Class	46,336,183	93,776,667
Premium Class	19,957,366	45,877,167
Total	$66,924,894	$140,798,303
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2025	Year ended February 28, 2025	Six months ended August 31, 2025	Year ended February 28, 2025
Fidelity California Municipal Money Market Fund
Fidelity California Municipal Money Market Fund
Shares sold	48,001,035	107,375,358	$48,001,035	$107,375,358
Reinvestment of distributions	517,185	1,001,496	517,185	1,001,496
Shares redeemed	(63,864,866)	(57,374,030)	(63,864,866)	(57,374,030)
Net increase (decrease)	(15,346,646)	51,002,824	$(15,346,646)	$51,002,824
Institutional Class
Shares sold	2,645,501,674	5,631,540,940	$2,645,501,674	$5,631,540,940
Reinvestment of distributions	42,395,436	83,949,304	42,395,436	83,949,304
Shares redeemed	(2,730,911,855)	(4,549,204,008)	(2,730,911,855)	(4,549,204,008)
Net increase (decrease)	(43,014,745)	1,166,286,236	$(43,014,745)	$1,166,286,236
Premium Class
Shares sold	708,462,136	1,214,527,109	$708,462,136	$1,214,527,109
Reinvestment of distributions	17,660,743	41,045,625	17,660,743	41,045,625
Shares redeemed	(654,797,115)	(1,098,370,144)	(654,797,115)	(1,098,370,144)
Net increase (decrease)	71,325,764	157,202,590	$71,325,764	$157,202,590
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.855636.118
SCM-SANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025